BALANCE SHEETS (USD $)	Jun. 30, 2013	Jun. 30, 2012
Current assets:
Cash and cash equivalents	$ 260,576	$ 275,527
Accounts receivable - trade	586,174	2,568,249
Due from affiliate	1,678	1,178
Other prepaid expenses	156,892	94,517
Total current assets	1,005,320	2,939,471
Oil and gas properties, full cost method:
Proved properties (including wells and related equipment and facilities)	33,828,079	33,939,964
Office and other equipment	30,227	28,420
Oil and gas properties, and equipment, at cost	33,858,306	33,968,384
Less accumulated depreciation, depletion and amortization	19,134,081	15,885,822
Oil and gas properties, and equipment, net	14,724,225	18,082,562
Other assets:
Deposit on acquisition	2,300,000
Drilling credit		9,517,258
Total other assets	2,300,000	9,517,258
Total assets	18,029,545	30,539,291
Current liabilities:
Note payable to affiliate	2,000,000	2,000,000
Advance from affiliate	2,000,000
Accounts payable and accrued expenses	1,331,609	1,674,459
Due to affiliates	2,000,000	33,353
Total current liabilities	31,196,719	38,707,812
Commitments and contingencies (Note H)
Stockholders' equity:
Additional paid-in capital	11,810,119	10,911,309
Common stock - $.05 par value, authorized 200,000,000 shares, issued 77,360,908 shares at June 30, 2013 and 77,215,908 shares at June 30, 2012	3,868,047	3,860,797
Additional paid-in capital	56,910,545	55,963,830
Retained earnings' (deficit)	(85,757,066)	(78,905,548)
Total stockholders' equity	(13,167,174)	(8,168,521)
Total liabilities and stockholders' equity	18,029,545	30,539,291
[WellsFargoEnergyCapitalIncMember] | [ConvertibleDebtMember]
Current liabilities:
Notes payable	5,000,000	5,000,000
[WellsFargoEnergyCapitalIncMember] | [RevolvingCreditFacilityMember]
Current liabilities:
Notes payable	20,865,110	30,000,000
[RedeemableConvertiblePreferredStockSeriesAMember]
Stockholders' equity:
Preferred stock	$ 1,181	$ 1,091